Label	Element	Value
Class A Shares (NRBAX), Class C Shares (NRBCX), Institutional Class Shares (NRBIX) | Neuberger Berman Commodity Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. Under the Fund’s policies, you may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. Certain financial intermediaries have sales charges and/or policies and procedures regarding sales charge waivers applicable to their customers that differ from those described below. More information about these and other discounts is available from your financial intermediary, in “Sales Charge Reductions and Waivers” on page 127 in the Fund’s prospectus, and in Appendix A to the Fund’s prospectus. Although the Fund does not impose any sales charge on Institutional Class shares, you may pay a commission to your broker on your purchases and sales of those shares, which is not reflected in this table.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Oct. 31, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 88% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	88.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	Under the Fund’s policies, you may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. Certain financial intermediaries have sales charges and/or policies and procedures regarding sales charge waivers applicable to their customers that differ from those described below. More information about these and other discounts is available from your financial intermediary, in “Sales Charge Reductions and Waivers” on page 127 in the Fund’s prospectus, and in Appendix A to the Fund’s prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	(assuming redemption)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	(assuming no redemption)
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its goal by investing under normal circumstances in commodity-linked derivative instruments and fixed income instruments. Commodities are assets that have tangible properties, such as oil, natural gas, agricultural products or metals.

The Fund seeks to gain long and short exposure to the commodity markets by investing, directly or indirectly, in futures contracts on individual commodities and other commodity-linked derivative instruments. The performance of these commodity-linked derivative instruments is expected to correspond to the performance of the commodity underlying the derivative instrument, without requiring the Fund to invest directly in commodities. Although the Fund may make these investments in commodity-linked derivative instruments directly, the Fund expects to gain exposure to these investments primarily by investing in a wholly owned subsidiary of the Fund formed in the Cayman Islands (“Subsidiary”).

The Subsidiary is managed by Neuberger Berman Investment Advisers LLC and has the same investment goal as the Fund. The Subsidiary may invest without limitation in commodity-linked derivative instruments. The Subsidiary also may invest in fixed income securities, cash or cash equivalent instruments, or money market mutual funds, some of which may serve as collateral for the Subsidiary’s derivative instruments. The Fund will not invest more than 25% of the value of its total assets in the Subsidiary at the end of any quarter of its taxable year.

Fund assets not invested either in the Subsidiary or directly in commodity-linked derivative instruments will be invested in fixed income securities, cash or cash equivalent instruments, or money market mutual funds.

The Fund (and the Subsidiary) may hold commodity-linked derivative instruments that provide leveraged exposure to commodities so that the Fund’s (and the Subsidiary’s) investment exposure to commodities (through their use of commodity- linked derivative instruments) may exceed the Fund’s net assets (including its interest in the Subsidiary).

In managing the Fund’s commodity investments, the Portfolio Managers seek to identify investment opportunities using quantitative investment models and fundamental analyses with an emphasis on risk management in an attempt to take advantage of both short-term and long-term opportunities in commodity markets. By managing a broadly diversified portfolio of commodity investments with an active investment approach, the Portfolio Managers seek to provide investors with an investment vehicle whose returns are not highly correlated with other major asset classes. The Fund may take short positions in one or more separate commodities. The short positions used by the Fund primarily involve buying a derivative on a commodity in anticipation that the price of the commodity will decline.

The Portfolio Managers will use various quantitative models employing strategies intended to identify investment opportunities and determine portfolio weightings in different commodity sectors and markets. These strategies include: (i) a risk-balancing strategy that considers the total portfolio risk the Portfolio Managers believe to be associated with each commodity; (ii) a strategy that endeavors to assess top down macro variables among various commodity sectors (such as, energy, industrial, precious metals, agricultural, livestock and softs (e.g., sugar, cotton, cocoa and coffee)); and/or (iii) a strategy that endeavors to assess the outlook for individual commodities within each commodity sector.

From time to time, the Fund’s investment program may emphasize a particular sector of the commodities markets. If the Fund emphasizes one or more sectors the performance of your investment in the Fund will likely be affected by events affecting the performance of those sectors. Additional information about certain risks related to the various commodities market sectors are summarized under “Additional Information about Principal Investment Risks” in the Prospectus.

The Fund’s fixed income investments will be mainly in investment grade fixed income securities and are intended to provide liquidity and preserve capital and may serve as collateral for the Fund’s derivative instruments. These may include fixed income securities issued by the U.S. government and its agencies and instrumentalities, mortgage-backed securities, asset-backed securities, and securities issued by corporations or trust entities. The Fund considers fixed income securities to be investment grade if, at the time of investment, they are rated within the four highest categories by at least one independent credit rating agency or, if unrated, are determined by the Portfolio Managers to be of comparable quality.

The Fund may invest in cash or cash equivalent instruments. Because the Fund will use derivatives to gain exposure to commodities, and because derivatives may not require the Fund to deposit the full notional amount of the investment, the Fund may invest a significant amount of its assets in money market mutual funds or other fixed income investments, as described above. The Fund’s use of commodity-linked derivative instruments to obtain long and short exposure to the commodity markets may result in leverage, which amplifies the risks that are associated with the commodities underlying the derivative instruments. The Fund’s aggregate investment exposure, as measured on a notional basis, may be greater than 100% of the Fund’s total assets from time to time.

Although the Fund invests primarily in domestic securities and other instruments, it may also invest in foreign securities and other instruments.

In an effort to achieve its goal, the Fund may engage in active and frequent trading.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in the commodity and fixed income markets, the Portfolio Managers’ evaluation of those developments, and the success of the Portfolio Managers in implementing the Fund’s investment strategies. The Fund’s use of derivative instruments will result in leverage, which amplifies the risks that are associated with these markets. The markets’ behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Each of the following risks, which are described in alphabetical order and not in order of importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations. Unless otherwise noted, these risks include those that may directly or indirectly affect the Fund through its investments in Underlying Funds and other investment companies.

Call Risk. Upon the issuer’s desire to call a security, or under other circumstances where a security is called, including when interest rates are low and issuers opt to repay the obligation underlying a “callable security” early, the Fund may have to reinvest the proceeds in an investment offering a lower yield and may not benefit from any increase in value that might otherwise result from declining interest rates.

Commodity Regulatory Risk. The Fund is deemed a “commodity pool” and the Fund’s investment manager is considered a “commodity pool operator” with respect to the Fund under the Commodity Exchange Act. The Fund’s investment manager is therefore subject to dual regulation by the Securities and Exchange Commission and the Commodity Futures Trading Commission. Compliance with regulations governing commodity pools may increase the Fund’s regulatory compliance costs. The regulatory requirements could change at any time and additional regulations could also be adopted, which may adversely impact the Fund, and the Fund may be compelled to consider significant changes, which could include substantially altering its principal investment strategies or, if deemed necessary, liquidating the Fund.

Commodity Risk. The Fund’s and the Subsidiary's significant investment exposure to the commodities markets and/or a particular sector of the commodities markets may subject the Fund and the Subsidiary to greater volatility than investments in traditional securities. The commodities markets are impacted by a variety of factors, including market movements, resource availability, commodity price volatility, speculation in the commodities markets, domestic and foreign political and economic events and policies, trade policies and tariffs, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities in commodities. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. To the extent the Fund focuses its investments in a particular commodity in the commodities market, the Fund will be more susceptible to risks associated with the particular commodity. No active trading market may exist for certain commodities investments. Because the Fund’s and the Subsidiary's performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of significant fluctuations in the value of the Fund’s shares.

Credit Risk. Credit risk is the risk that issuers, guarantors, or insurers may fail, or become less able, to pay interest and/or principal when due. Changes in the actual or perceived creditworthiness of an issuer, or a downgrade or default affecting any of the Fund’s securities could affect the Fund’s performance. Generally, the longer the maturity and the lower the credit quality of a security, the more sensitive it is to credit risk.

Currency Risk. To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks or by currency controls or political developments in the U.S. or abroad.

Derivatives Risk. Use of derivatives is a highly specialized activity that can involve investment techniques and risks different from, and in some respects greater than, those associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and highly volatile and may perform in unanticipated ways. Derivatives can create leverage, and the Fund could lose more than the amount it invests; some derivatives can have the potential for unlimited losses. Derivatives may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. Derivatives can be difficult to value and valuation may be more difficult in times of market turmoil. There may be imperfect correlation between the behavior of a derivative and that of the reference instrument underlying the derivative. An abrupt change in the price of a reference instrument could render a derivative worthless. Derivatives may involve risks different from, and possibly greater than, the risks associated with investing directly in the reference instrument. Suitable derivatives may not be available in all circumstances, and there can be no assurance that the Fund will use derivatives to reduce exposure to other risks when that might have been beneficial. Derivatives involve counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the derivative. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are exchange traded or centrally cleared. When the Fund uses derivatives, it will likely be required to provide margin or collateral and/or segregate cash or other liquid assets; these practices are intended to satisfy contractual undertakings and regulatory requirements and will not prevent the Fund from incurring losses on derivatives. The need to provide margin or collateral and/or segregate assets could limit the Fund's ability to pursue other opportunities as they arise. Ongoing changes to regulation of the derivatives markets and potential changes in the regulation of funds using derivative instruments could limit the Fund’s ability to pursue its investment strategies. New regulation of derivatives may make them more costly, or may otherwise adversely affect their liquidity, value or performance.

Futures. Futures contracts are subject to the risk that an exchange may impose price fluctuation limits, which may make it difficult or impossible for a fund to close out a position when desired.

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets may perform differently than the U.S. market. The effect of economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.

Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange or by governmental authorities. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. In the event that the Fund holds material positions in such suspended securities, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

High Portfolio Turnover. The Fund may engage in active and frequent trading and may have a high portfolio turnover rate, which may increase the Fund’s transaction costs, may adversely affect the Fund’s performance and may generate a greater amount of capital gain distributions to shareholders than if the Fund had a low portfolio turnover rate.

Interest Rate Risk. In general, the value of investments with interest rate risk, such as debt securities, will move in the direction opposite to movements in interest rates. If interest rates rise, the value of such securities may decline. Typically, the longer the maturity or duration of a debt security, the greater the effect a change in interest rates could have on the security’s price. Thus, the sensitivity of the Fund’s debt securities to interest rate risk will increase with any increase in the duration of those securities.

Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.

Leverage Risk. Leverage amplifies changes in the Fund’s net asset value and may make the Fund more volatile. Derivatives may create leverage and can result in losses to the Fund that exceed the amount originally invested and may accelerate the rate of losses. There can be no assurance that the Fund’s use of any leverage will be successful. The Fund’s investment exposure can exceed its net assets, sometimes by a significant amount.

Liquidity Risk. From time to time, the trading market for a particular investment or type of investment in which the Fund invests is or may become less liquid or even illiquid. Illiquid investments frequently can be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them. Certain investments that were liquid when the Fund purchased them may become illiquid, sometimes abruptly. Additionally, market closures due to holidays or other factors may render a security or group of securities (e.g., securities tied to a particular country or geographic region) illiquid for a period of time. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Market prices for such securities or other investments may be volatile. During periods of substantial market volatility, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect the Fund’s ability to limit losses.

Unexpected episodes of illiquidity, including due to market or political factors, instrument or issuer-specific factors and/or unanticipated outflows, may limit the Fund’s ability to pay redemption proceeds within the allowable time period. To meet redemption requests during periods of illiquidity, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Market Direction Risk. Since the Fund will typically hold both long and short positions, an investment in the Fund will involve market risks associated with different types of investment decisions than those made for a typical “long only” fund. The Fund’s results could suffer when there is a general market advance and the Fund holds significant “short” positions, or when there is a general market decline and the Fund holds significant “long” positions. The markets may have considerable volatility from day to day and even in intra-day trading.

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Model Risk. To a significant extent, the Fund’s performance will depend on the success of implementing and managing the investment models that assist in allocating the Fund’s assets. Models that have been formulated on the basis of past market data may not be indicative of future price movements. Models may not be reliable if unusual or disruptive events cause market moves the nature or size of which are inconsistent with the historic performance of individual markets and their relationship to one another or to other macroeconomic events. Models also may have hidden biases or exposure to broad structural or sentiment shifts. In the event that actual events fail to conform to the assumptions underlying such models, losses could be incurred. The performance of the investment models may be impacted by software or other technology malfunctions, programming inaccuracies, and similar circumstances.

Mortgage- and Asset-Backed Securities Risk. The value of mortgage- and asset-backed securities, including collateralized mortgage instruments, will be influenced by the factors affecting the housing market or the assets underlying the securities. These securities tend to be more sensitive to changes in interest rates than other types of debt securities. In addition, investments in mortgage- and asset-backed securities may be subject to prepayment risk and extension risk, call risk, credit risk, valuation risk, and illiquid investment risk, sometimes to a higher degree than various other types of debt securities. These securities are also subject to the risk of default on the underlying mortgages or assets, particularly during periods of market downturn, and an unexpectedly high rate of defaults on the underlying assets will adversely affect the security’s value.

Other Investment Company Risk. To the extent the Fund invests in other investment companies, including money market funds and exchange-traded funds (ETFs), its performance will be affected by the performance of those other investment companies. Investments in other investment companies are subject to the risks of the other investment companies’ investments, as well as to the other investment companies’ expenses.

Prepayment and Extension Risk. The Fund’s performance could be affected if borrowers pay back principal on certain debt securities, such as mortgage- or asset-backed securities, before (prepayment) or after (extension) the market anticipates such payments, shortening or lengthening their duration. Due to a decline in interest rates or an excess in cash flow into the issuer, a debt security might be called or otherwise converted, prepaid or redeemed before maturity. As a result of prepayment, the Fund may have to reinvest the proceeds in an investment offering a lower yield, may not benefit from any increase in value that might otherwise result from declining interest rates, and may lose any premium it paid to acquire the security. Conversely, rising market interest rates generally result in slower payoffs or extension, which effectively increases the duration of certain debt securities, heightening interest rate risk and increasing the magnitude of any resulting price declines.

Recent Market Conditions. Some countries, including the U.S., are adopting more protectionist trade policies and moving away from the tighter financial industry regulations that followed the 2008 financial crisis. The U.S. is also said to be considering significant new investments in infrastructure and national defense which, coupled with lower federal tax rates, could lead to sharply increased government borrowing and higher interest rates. The exact shape of these policies is still being worked out through the political process, but the equity and debt markets may react strongly to expectations, which could increase volatility, especially if the market’s expectations for changes in government policies are not borne out. Higher interest rates may further strengthen the already strong U.S. dollar, which may also harm U.S. companies that rely significantly on exports.

Although prices of many U.S. equity securities have increased substantially over several years, some market prognosticators reportedly believe market indicators point toward a period of decline. The economies of many other nations are weaker than that of the U.S., and economic weakness in U.S. trading partners may harm long-term growth in the U.S. The recent decisions by the Fed to lower a key interest rate may reflect concerns about the strength of the U.S. economy. Changes in U.S. law over the past decade may leave the federal government with fewer tools to address severe market dislocations in the future.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase or other significant policy changes. There is a greater risk of rising interest rates than has historically been the case due to the current period of relatively low rates and the effect of government fiscal policy initiatives and potential market reaction to those initiatives.

Trillions of dollars’ worth of financial contracts around the world specify rates that are based on the London Interbank Offered Rate (LIBOR). LIBOR is produced daily by averaging the rates for inter-bank lending reported by a number of banks. Current plans call for LIBOR to be phased out by the end of 2021. There are risks that the financial services industry will not have a suitable substitute in place by that time and that there will not be time to perform the substantial work necessary to revise the many existing contracts that rely on LIBOR. The transition process, or a failure of the industry to transition properly, might lead to increased volatility and illiquidity in markets that currently rely on LIBOR. It also could lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based instruments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

National economies are increasingly interconnected, as are global financial markets, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The rise in protectionist trade policies, changes to some major international trade agreements and the potential for changes to others, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. Equity markets in the U.S. and China seem very sensitive to the outlook for resolving the current U.S.-China “trade war.”

The impact of the United Kingdom’s vote to leave the European Union (the “EU”), commonly referred to as “Brexit,” is impossible to know for sure until it is implemented. The effect on the economies of the United Kingdom and the EU will likely depend on the nature of trade relations between the UK and the EU and other major economies following Brexit, which are subject to negotiation and the political processes of the nations involved. There is an agreement between the UK and the EU setting out the terms of separation which may mitigate some of the adverse effects of separation. If the UK separates from the EU without a formal agreement on future trade relationships, it could be disruptive to the economies of both regions.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. A rise in sea levels, an increase in powerful windstorms and/or a climate-driven increase in sea levels or flooding could cause coastal properties to lose value or become unmarketable altogether. Economists warn that, unlike previous declines in the real estate market, properties in affected coastal zones may not ever recover their value. Large wildfires driven by high winds and prolonged drought may devastate businesses and entire communities and may be very costly to any business found to be responsible for the fire. Regulatory changes tied to concerns about climate change could adversely affect the value of certain land and the viability of certain industries.

These losses could adversely affect corporate issuers and mortgage lenders, the value of mortgage-backed securities, the bonds of municipalities that depend on tax or other revenues and tourist dollars generated by affected properties, and insurers of the property and/or of corporate, municipal or mortgage-backed securities. Since property and security values are driven largely by buyers’ perceptions, it is difficult to know the time period over which these market effects might unfold.

Redemption Risk. The Fund may experience periods of heavy redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund. In addition, redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt the Fund’s performance. Regulators have expressed concern that a general rise in interest rates has the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities, and that such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed income securities, may result in decreased liquidity and increased volatility in the fixed income markets.

Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Short Sale Risk. Short sales, at least theoretically, present a risk of unlimited loss on an individual security basis, since the Fund may be required to buy the security sold short at a time when the security has appreciated in value, and there is potentially no limit to the amount of such appreciation. Because the Fund may invest the proceeds of a short sale, another effect of short selling on the Fund is leverage, in that it amplifies changes in the Fund’s net asset value since it increases the exposure of the Fund to the market. The Fund may not always be able to close out a short position at a favorable time or price. If the Fund covers its short sale at an unfavorable price, the cover transaction is likely to reduce or eliminate any gain, or cause a loss to the Fund. When the Fund is selling a security short, it must maintain a segregated account of cash or high-grade securities equal to the margin requirement. As a result, the Fund may maintain high levels of cash or other liquid assets (such as U.S. Treasury bills, money market instruments, certificates of deposit, high quality commercial paper and long equity positions). The Fund may utilize the collateral obtained from securities lending for this cash. The need to maintain cash or other liquid assets in segregated accounts could limit the Fund's ability to pursue other opportunities as they arise.

Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments and operations. The commodity-linked derivative instruments and other investments held by the Subsidiary are similar to those that are permitted to be held by the Fund, and thus, present the same risks whether they are held by the Fund or the Subsidiary. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by Neuberger Berman Investment Advisers LLC, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. The Fund’s Board of Trustees has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as sole shareholder of the Subsidiary. In adhering to the Fund’s investment restrictions and limitations, Neuberger Berman Investment Advisers LLC will treat the assets of the Subsidiary generally in the same manner as assets that are held directly by the Fund. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information and could adversely affect the Fund and its shareholders.

Tax Risk. To qualify as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (“Code”) (“RIC”), and be eligible to receive “pass-through” tax treatment, the Fund must, among other things, derive at least 90% of its gross income for each taxable year from types of income treated as “qualifying income” under the Code. Although qualifying income does not include income derived directly from commodities, including certain commodity-linked derivative instruments, the Internal Revenue Service (“Service”) issued a large number of private letter rulings (which the Fund may not use or cite as precedent) between 2006 and 2011 concluding that income a RIC derives from a wholly owned foreign subsidiary (a “CFC”) (such as the Subsidiary) that earns income derived from commodities and income from certain commodity-linked notes is qualifying income.

The Service recently issued Regulations providing that a CFC’s income that the Code requires a RIC to include in its gross income each taxable year (“Subpart F Inclusion”) will constitute qualifying income for the RIC whether or not the Subpart F Inclusion is distributed by the CFC to the RIC. The new Regulations are consistent with the conclusions in the rulings described above and remove the uncertainty that existed as a result of previously issued proposed regulations that provided that only distributions the CFC made to the RIC out of its earnings and profits for the applicable tax year that were attributable to the Subpart F Inclusion (“Earnings and Profits”) would so qualify. The Fund has also received an opinion of counsel, which is not binding on the Service or the courts, that income the Fund derives from the Subsidiary should constitute qualifying income. Although the Fund may receive annual distributions from the Subsidiary out of its Earnings and Profits, if any, each taxable year, if in one or more taxable years the Fund did not receive any such distributions (or received less than all of same) or the Service concluded that the amounts it did receive were not “distributions” for federal income tax purposes, the Fund’s Subpart F Inclusions will nevertheless be qualifying income under the new Regulations.

The Service has issued a revenue procedure stating that the Service will not “ordinarily” issue private letter rulings on any issue relating to the treatment of a corporation as a RIC that requires a determination of whether a financial instrument or position is a “security.” Accordingly, future rulings regarding the status of commodity-linked notes and other commodity-linked derivative instruments will be rarely issued, if at all.

The federal income tax treatment of the Fund’s income from the Subsidiary may be adversely affected by future legislation, other Treasury regulations, and/or other guidance issued by the Service that could affect the character, timing of recognition, and/or amount of the Fund’s taxable income and/or net capital gains and, therefore, the distributions it makes. If the Fund failed the qualifying income test for any taxable year but was eligible to and did cure the failure, it would incur potentially significant federal income tax expense. If, on the other hand, the Fund failed to qualify as a RIC for any taxable year and was ineligible to or otherwise did not cure the failure, it would be subject to federal income tax on its taxable income at the corporate tax rate, with the consequences that its income available for distribution to shareholders would be reduced and all such distributions from its current or accumulated earnings and profits would be taxable to its shareholders as dividend income. In that event, the Fund’s Board of Trustees may authorize a significant change in investment strategy or the Fund’s liquidation.

U.S. Government Securities Risk. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself and do not guarantee the market prices of the securities. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury.

A summary of the Fund’s additional principal investment risks is as follows:

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value some investments, SEC rules and applicable accounting protocols may require the Fund to value these investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other mutual funds to calculate their NAVs. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund's investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 '16, 10.91% Worst quarter: Q4 '14, -14.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.31%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/19
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Bloomberg Commodity Index (reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Commodity Strategy Fund
Class A Shares (NRBAX), Class C Shares (NRBCX), Institutional Class Shares (NRBIX) | Neuberger Berman Commodity Strategy Fund | Bloomberg Commodity Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.69%
5 Years	rr_AverageAnnualReturnYear05	(3.92%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.96%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 27, 2012
Class A Shares (NRBAX), Class C Shares (NRBCX), Institutional Class Shares (NRBIX) | Neuberger Berman Commodity Strategy Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management fees of Fund and Subsidiary (as defined below)	rr_ManagementFeesOverAssets	0.76%
Distribution and/or shareholder service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses of Fund	rr_Component1OtherExpensesOverAssets	0.28%
Other expenses of Subsidiary	rr_Component3OtherExpensesOverAssets	0.08%
Total other expenses	rr_OtherExpensesOverAssets	0.36%
Total annual operating expenses	rr_ExpensesOverAssets	1.37%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.27%
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.10%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 681
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	905
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,205
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,056
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	681
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	905
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,205
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,056
1 Year	rr_AverageAnnualReturnYear01	5.42%
5 Years	rr_AverageAnnualReturnYear05	(3.71%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.65%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 27, 2012
Class A Shares (NRBAX), Class C Shares (NRBCX), Institutional Class Shares (NRBIX) | Neuberger Berman Commodity Strategy Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees of Fund and Subsidiary (as defined below)	rr_ManagementFeesOverAssets	0.76%
Distribution and/or shareholder service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses of Fund	rr_Component1OtherExpensesOverAssets	0.48%
Other expenses of Subsidiary	rr_Component3OtherExpensesOverAssets	0.08%
Total other expenses	rr_OtherExpensesOverAssets	0.56%
Total annual operating expenses	rr_ExpensesOverAssets	2.32%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.47%
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.85%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 288
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	582
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,105
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,540
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	188
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	582
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,105
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,540
1 Year	rr_AverageAnnualReturnYear01	9.81%
5 Years	rr_AverageAnnualReturnYear05	(3.48%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.72%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 27, 2012
Class A Shares (NRBAX), Class C Shares (NRBCX), Institutional Class Shares (NRBIX) | Neuberger Berman Commodity Strategy Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management fees of Fund and Subsidiary (as defined below)	rr_ManagementFeesOverAssets	0.65%
Distribution and/or shareholder service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses of Fund	rr_Component1OtherExpensesOverAssets	0.24%
Other expenses of Subsidiary	rr_Component3OtherExpensesOverAssets	0.08%
Total other expenses	rr_OtherExpensesOverAssets	0.32%
Total annual operating expenses	rr_ExpensesOverAssets	0.97%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.23%
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.74%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	237
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	465
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,123
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	76
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	237
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	465
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,123
Annual Return 2013	rr_AnnualReturn2013	(8.87%)
Annual Return 2014	rr_AnnualReturn2014	(17.66%)
Annual Return 2015	rr_AnnualReturn2015	(24.73%)
Annual Return 2016	rr_AnnualReturn2016	10.83%
Annual Return 2017	rr_AnnualReturn2017	6.51%
Annual Return 2018	rr_AnnualReturn2018	(10.48%)
Annual Return 2019	rr_AnnualReturn2019	12.16%
1 Year	rr_AverageAnnualReturnYear01	12.16%
5 Years	rr_AverageAnnualReturnYear05	(2.26%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.56%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 27, 2012
Class A Shares (NRBAX), Class C Shares (NRBCX), Institutional Class Shares (NRBIX) | Neuberger Berman Commodity Strategy Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.44%
5 Years	rr_AverageAnnualReturnYear05	(2.92%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.00%)
Class A Shares (NRBAX), Class C Shares (NRBCX), Institutional Class Shares (NRBIX) | Neuberger Berman Commodity Strategy Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.20%
5 Years	rr_AverageAnnualReturnYear05	(1.99%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.22%)

[1]	For Class A shares, a contingent deferred sales charge ("CDSC") of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
[2]	Neuberger Berman Investment Advisers LLC ("Manager") has contractually undertaken to waive and/or reimburse certain fees and expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) ("Operating Expenses") of each class are limited to 1.09%, 1.84% and 0.73% of average net assets, respectively. Each of these undertakings lasts until 10/31/2023 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Class A, Class C and Institutional Class will repay the Manager for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual Operating Expenses to exceed 1.09%, 1.84% and 0.73% of the class' average net assets, respectively. Any such repayment must be made within three years after the year in which the Manager incurred the expense. For purposes of the contractual expense limitations, Operating Expenses shall be deemed to include the Operating Expenses of the Fund's wholly owned Cayman Islands subsidiary (see the "Principal Investment Strategies" section).